SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Compensation [Abstract]
Summary of share-based compensation plans
Common shares outstanding, June 30, 2022	111,408,322
Share-based compensation available for issuance: 15%		16,711,248
Stock options outstanding, June 30, 2022		(3,842,392)
RSU outstanding, June 30, 2022		(1,883,011)
Share-based compensation available for future grants		10,985,845

Summary of granted stock options to acquire common stock
	2022		2021
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
		$		$
Balance, January 1	5,257,089	1.73	2,923,770	1.76
Granted	671,300	0.54	2,622,386	2.10
Forfeited	(2,085,997)	1.94	(19,568)	0.73
Expired	--	--	(9,810)	3.66
Exercised	--	--	(120,633)	1.44
Balance, June 30	3,842,392	1.40	5,396,145	1.94

Summary of granted restricted share units
	2022	2021
Balance at Jan 1	1,581,607	--
Granted	653,279	1,914,981
Exercised	(219,792)	--
Cancelled	(132,083)	--
Balance, June 30	1,883,011	1,914,981

Summary of stock-based compensation expense
	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	$	$	$	$
Stock options	(257)	639	(45)	955
RSUs	380	654	588	996
G&A - Stock options & RSUs	123	1,293	543	1,951
R&D - Stock options	172	136	345	247
Share-based compensation expense	295	1,429	888	2,198